9. Going Concern (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (626,361)	$ (467,434)
Cash flows from operations	(445,673)	(400,803)
Accumulated deficit	$ (1,978,794)	$ (1,352,433)